UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, New York  10019

13F File Number:  028-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3100

Signature, Place, and Date of Signing:

 /s/   Christine Olenchalk     New York, New York     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    74

Form 13F Information Table Value Total:    $265,023 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3677    60000 SH       SOLE                    60000        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101      606    16500 SH       SOLE                    16500        0        0
ALLERGAN INC                   COM              018490102      821     8600 SH       SOLE                     8600        0        0
ALTRIA GROUP INC               COM              02209S103     7233   234300 SH       SOLE                   234300        0        0
AMAZON COM INC                 COM              023135106     3038    15000 SH       SOLE                    15000        0        0
AMERICAN EXPRESS CO            COM              025816109     6191   107000 SH       SOLE                   107000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     6181   200500 SH       SOLE                   200500        0        0
ANALOG DEVICES INC             COM              032654105     5333   132000 SH       SOLE                   132000        0        0
APPLE INC                      COM              037833100     7473    12465 SH       SOLE                    12465        0        0
BAIDU INC                      SPON ADR REP A   056752108     5291    36300 SH       SOLE                    36300        0        0
CAPITAL ONE FINL CORP          COM              14040H105     4626    83000 SH       SOLE                    83000        0        0
CATERPILLAR INC DEL            COM              149123101     3409    32000 SH       SOLE                    32000        0        0
CELGENE CORP                   COM              151020104     5078    65500 SH       SOLE                    65500        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     5322    12732 SH       SOLE                    12732        0        0
CHURCH & DWIGHT INC            COM              171340102      738    15000 SH       SOLE                    15000        0        0
CISCO SYS INC                  COM              17275R102     6408   303000 SH       SOLE                   303000        0        0
COCA COLA CO                   COM              191216100     5403    73000 SH       SOLE                    73000        0        0
CONTINENTAL RESOURCES INC      COM              212015101     2403    28000 SH       SOLE                    28000        0        0
CREDICORP LTD                  COM              G2519Y108      527     4000 SH       SOLE                     4000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2677   270000 SH       SOLE                   270000        0        0
DIRECTV                        COM CL A         25490A101      577    11700 SH       SOLE                    11700        0        0
DISH NETWORK CORP              CL A             25470M109     3556   108000 SH       SOLE                   108000        0        0
E M C CORP MASS                COM              268648102     3287   110000 SH       SOLE                   110000        0        0
EASTMAN CHEM CO                COM              277432100     3567    69000 SH       SOLE                    69000        0        0
EXPRESS SCRIPTS INC            COM              302182100     4009    74000 SH       SOLE                    74000        0        0
EXXON MOBIL CORP               COM              30231G102     4163    48000 SH       SOLE                    48000        0        0
F5 NETWORKS INC                COM              315616102      607     4500 SH       SOLE                     4500        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106      463    21000 SH       SOLE                    21000        0        0
FUSION-IO INC                  COM              36112J107      395    13900 SH       SOLE                    13900        0        0
GENWORTH FINL INC              COM CL A         37247D106      349    42000 SH       SOLE                    42000        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4491   100000 SH       SOLE                   100000        0        0
GOOGLE INC                     CL A             38259P508     7404    11546 SH       SOLE                    11546        0        0
INTEL CORP                     COM              458140100     4498   160000 SH       SOLE                   160000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     6885    33000 SH       SOLE                    33000        0        0
JPMORGAN CHASE & CO            COM              46625H100     7596   165200 SH       SOLE                   165200        0        0
LILLY ELI & CO                 COM              532457108      370     9200 SH  CALL SOLE                     9200        0        0
LOCKHEED MARTIN CORP           COM              539830109     5841    65000 SH       SOLE                    65000        0        0
LOWES COS INC                  COM              548661107     4362   139000 SH       SOLE                   139000        0        0
MASTERCARD INC                 CL A             57636Q104     9306    22128 SH       SOLE                    22128        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106      577     7000 SH       SOLE                     7000        0        0
MERCADOLIBRE INC               COM              58733R102      685     7000 SH       SOLE                     7000        0        0
MICHAEL KORS HLDGS LTD         SHS              G60754101      582    12500 SH       SOLE                    12500        0        0
MICROSOFT CORP                 COM              594918104     5548   172000 SH       SOLE                   172000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     3735    47000 SH       SOLE                    47000        0        0
NIKE INC                       CL B             654106103     4403    40600 SH       SOLE                    40600        0        0
NOBLE ENERGY INC               COM              655044105     4488    45900 SH       SOLE                    45900        0        0
NOVO-NORDISK A S               ADR              670100205     5132    37000 SH       SOLE                    37000        0        0
PANERA BREAD CO                CL A             69840W108      402     2500 SH       SOLE                     2500        0        0
PEPSICO INC                    COM              713448108     5043    76000 SH       SOLE                    76000        0        0
PEPSICO INC                    COM              713448108     2117    31900 SH  CALL SOLE                    31900        0        0
PFIZER INC                     COM              717081103     5322   235000 SH       SOLE                   235000        0        0
PHILIP MORRIS INTL INC         COM              718172109     7975    90000 SH       SOLE                    90000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      257     3800 SH  PUT  SOLE                     3800        0        0
PRAXAIR INC                    COM              74005P104     6592    57500 SH       SOLE                    57500        0        0
PRICELINE COM INC              COM NEW          741503403     4348     6060 SH       SOLE                     6060        0        0
QUALCOMM INC                   COM              747525103     7623   112000 SH       SOLE                   112000        0        0
RACKSPACE HOSTING INC          COM              750086100      405     7000 SH       SOLE                     7000        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206     5178    73829 SH       SOLE                    73829        0        0
SANOFI                         SPONSORED ADR    80105N105      674    17400 SH       SOLE                    17400        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     3100   115000 SH       SOLE                   115000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     5520    39200 SH  PUT  SOLE                    39200        0        0
STANLEY BLACK & DECKER INC     COM              854502101      723     9400 SH       SOLE                     9400        0        0
STARBUCKS CORP                 COM              855244109     5030    90000 SH       SOLE                    90000        0        0
SWIFT TRANSN CO                CL A             87074U101      389    33700 SH       SOLE                    33700        0        0
TIM HORTONS INC                COM              88706M103      637    11900 SH       SOLE                    11900        0        0
TORO CO                        COM              891092108      583     8200 SH       SOLE                     8200        0        0
UNDER ARMOUR INC               CL A             904311107      705     7500 SH       SOLE                     7500        0        0
UNION PAC CORP                 COM              907818108     5481    51000 SH       SOLE                    51000        0        0
VISA INC                       COM CL A         92826C839     8527    72260 SH       SOLE                    72260        0        0
WELLS FARGO & CO NEW           COM              949746101     6794   199000 SH       SOLE                   199000        0        0
WELLS FARGO & CO NEW           COM              949746101      748    21900 SH  CALL SOLE                    21900        0        0
WHOLE FOODS MKT INC            COM              966837106      499     6000 SH       SOLE                     6000        0        0
WPX ENERGY INC                 COM              98212B103      495    27500 SH       SOLE                    27500        0        0
YANDEX N V                     SHS CLASS A      N97284108      545    20300 SH       SOLE                    20300        0        0